Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas, 41st Floor

New York, New York 10036

Telephone: (212) 248-3140

Facsimile: (212) 248-3141

www.faegredrinker.com

June 30, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Constitution Capital Access Fund, LLC (File Nos. 333-333-286895/811-23787)

Ladies and Gentlemen:

On behalf of the Constitution Capital Access Fund, LLC (the “Fund”), transmitted herewith for filing is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 5 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”).

Pursuant to Rule 486(b) under the 1933 Act, it is proposed that the Amendment become effective immediately upon filing. The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 486(b) under the 1933 Act.

Questions and comments may be directed to the undersigned at (212) 248-3298 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Joshua M. Lindauer
Joshua M. Lindauer